Quarterly Holdings Report
for
Fidelity® Sustainable Emerging Markets Equity Fund
January 31, 2025
MAR-NPRT1-0425
1.9904434.102
Common Stocks - 97.6%
	Shares	Value ($)
BRAZIL - 5.6%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Cury Construtora e Incorporadora SA	5,485	20,292
Financials - 2.3%
Banks - 1.8%
Itau Unibanco Holding SA	9,860	57,044
NU Holdings Ltd/Cayman Islands Class A (a)	3,785	50,113
		107,157
Capital Markets - 0.5%
Banco BTG Pactual SA unit	5,963	33,233
TOTAL FINANCIALS		140,390

Health Care - 0.7%
Health Care Providers & Services - 0.7%
Hapvida Participacoes e Investimentos S/A (a)(b)(c)	113,812	47,129
Industrials - 1.6%
Electrical Equipment - 1.1%
WEG SA	7,062	66,511
Ground Transportation - 0.5%
Localiza Rent a Car SA	1,946	10,279
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	24,769	20,514
		30,793
TOTAL INDUSTRIALS		97,304

Materials - 0.7%
Metals & Mining - 0.7%
Gerdau SA ADR	12,329	35,877
Vale SA ADR	1,206	11,204
		47,081
TOTAL BRAZIL		352,196
CHINA - 30.4%
Communication Services - 6.6%
Entertainment - 0.2%
Netease Inc ADR	123	12,651
Interactive Media & Services - 6.4%
Tencent Holdings Ltd	7,668	403,453
TOTAL COMMUNICATION SERVICES		416,104

Consumer Discretionary - 13.6%
Automobile Components - 0.2%
Fuyao Glass Industry Group Co Ltd A Shares (China)	1,373	11,327
Automobiles - 1.3%
BYD Co Ltd H Shares	2,062	72,460
Li Auto Inc A Shares (a)	920	10,828
		83,288
Broadline Retail - 7.3%
Alibaba Group Holding Ltd	20,341	249,513
Alibaba Group Holding Ltd ADR	124	12,256
JD.com Inc A Shares	748	15,215
JD.com Inc ADR	2,092	85,186
PDD Holdings Inc Class A ADR (a)	851	95,235
		457,405
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group Inc ADR	404	19,699
Hotels, Restaurants & Leisure - 3.7%
Meituan B Shares (a)(b)(c)	6,209	118,173
Trip.com Group Ltd ADR (a)	805	56,487
Yum China Holdings Inc	1,191	55,084
		229,744
Household Durables - 0.6%
Haier Smart Home Co Ltd H Shares	10,115	33,456
Midea Group Co Ltd H Shares	187	1,798
		35,254
Textiles, Apparel & Luxury Goods - 0.2%
Shenzhou International Group Holdings Ltd	1,306	9,829
TOTAL CONSUMER DISCRETIONARY		846,546

Consumer Staples - 0.3%
Beverages - 0.3%
Kweichow Moutai Co Ltd A Shares (China)	91	18,113
Financials - 4.5%
Banks - 3.5%
China Construction Bank Corp H Shares	140,963	114,704
China Merchants Bank Co Ltd H Shares	13,775	75,399
Industrial & Commercial Bank of China Ltd H Shares	42,462	28,828
		218,931
Insurance - 1.0%
China Life Insurance Co Ltd H Shares	5,000	9,227
Ping An Insurance Group Co of China Ltd H Shares	9,743	54,860
		64,087
TOTAL FINANCIALS		283,018

Health Care - 1.0%
Biotechnology - 0.7%
Innovent Biologics Inc (a)(b)(c)	2,338	9,917
Zai Lab Ltd ADR (a)	1,160	31,540
		41,457
Health Care Equipment & Supplies - 0.3%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	684	22,038
TOTAL HEALTH CARE		63,495

Industrials - 1.4%
Electrical Equipment - 0.9%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,440	51,436
Ground Transportation - 0.4%
Full Truck Alliance Co Ltd ADR	2,240	25,222
Machinery - 0.1%
Airtac International Group	352	9,116
TOTAL INDUSTRIALS		85,774

Information Technology - 2.5%
Technology Hardware, Storage & Peripherals - 2.5%
Xiaomi Corp B Shares (a)(b)(c)	31,555	158,156
Materials - 0.2%
Metals & Mining - 0.2%
Zijin Mining Group Co Ltd H Shares	6,412	11,981
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
KE Holdings Inc ADR	1,181	20,585
TOTAL CHINA		1,903,772
GREECE - 0.4%
Financials - 0.4%
Banks - 0.4%
Eurobank Ergasias Services and Holdings SA	9,679	24,223
HUNGARY - 2.0%
Financials - 1.3%
Banks - 1.3%
OTP Bank Nyrt	1,347	83,387
Health Care - 0.7%
Pharmaceuticals - 0.7%
Richter Gedeon Nyrt	1,698	43,946
TOTAL HUNGARY		127,333
INDIA - 12.9%
Communication Services - 1.7%
Wireless Telecommunication Services - 1.7%
Bharti Airtel Ltd	5,702	106,721
Consumer Discretionary - 1.9%
Automobiles - 0.1%
Hyundai Motor India Ltd	393	7,605
Hotels, Restaurants & Leisure - 1.8%
MakeMyTrip Ltd (a)	302	33,000
Swiggy Ltd (a)	1,272	6,071
Zomato Ltd (a)	28,431	72,054
		111,125
TOTAL CONSUMER DISCRETIONARY		118,730

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Reliance Industries Ltd	7,261	105,736
Financials - 4.2%
Banks - 3.9%
Axis Bank Ltd	3,738	42,381
HDFC Bank Ltd	5,185	101,553
HDFC Bank Ltd ADR	625	37,900
ICICI Bank Ltd	4,265	61,415
		243,249
Insurance - 0.3%
HDFC Life Insurance Co Ltd (b)(c)	3,238	23,794
TOTAL FINANCIALS		267,043

Health Care - 0.2%
Pharmaceuticals - 0.2%
Mankind Pharma Ltd (a)	432	12,106
Industrials - 1.6%
Aerospace & Defense - 0.5%
Hindustan Aeronautics Ltd (c)	643	29,101
Construction & Engineering - 0.9%
Larsen & Toubro Ltd	1,364	56,003
Professional Services - 0.2%
Computer Age Management Services Ltd	355	14,695
TOTAL INDUSTRIALS		99,799

Information Technology - 1.6%
IT Services - 1.6%
Infosys Ltd ADR	2,943	64,599
Tata Consultancy Services Ltd	740	35,038
		99,637
TOTAL INDIA		809,772
INDONESIA - 2.3%
Financials - 2.3%
Banks - 2.3%
Bank Central Asia Tbk PT	198,478	114,657
Bank Mandiri Persero Tbk PT	84,894	31,192

TOTAL INDONESIA		145,849
KOREA (SOUTH) - 9.8%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.9%
KT Corp	1,662	54,384
Interactive Media & Services - 0.9%
NAVER Corp	394	58,161
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Hyundai Motor Co	196	27,499
Kia Corp	269	18,710
		46,209
Financials - 1.3%
Banks - 0.7%
Hana Financial Group Inc	278	11,470
KB Financial Group Inc	566	35,349
		46,819
Insurance - 0.6%
Samsung Fire & Marine Insurance Co Ltd	143	37,204
TOTAL FINANCIALS		84,023

Health Care - 0.9%
Life Sciences Tools & Services - 0.9%
Samsung Biologics Co Ltd (a)(b)(c)	74	54,557
Information Technology - 5.1%
Semiconductors & Semiconductor Equipment - 1.1%
SK Hynix Inc	507	68,041
Technology Hardware, Storage & Peripherals - 4.0%
Samsung Electronics Co Ltd	7,117	253,369
TOTAL INFORMATION TECHNOLOGY		321,410

TOTAL KOREA (SOUTH)		618,744
MALAYSIA - 0.6%
Financials - 0.6%
Banks - 0.6%
CIMB Group Holdings Bhd	21,790	39,138
MEXICO - 4.4%
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Wal-Mart de Mexico SAB de CV Series V	18,847	48,859
Financials - 1.6%
Banks - 1.6%
Grupo Financiero Banorte SAB de CV	12,781	88,324
Regional SAB de CV	1,968	12,857
		101,181
Health Care - 0.9%
Pharmaceuticals - 0.9%
Genomma Lab Internacional SAB de CV	40,052	54,564
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	1,290	12,179
Grupo Aeroportuario del Pacifico SAB de CV Series B	525	9,703
		21,882
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Corp Inmobiliaria Vesta SAB de CV ADR	1,860	48,806
TOTAL MEXICO		275,292
PERU - 0.7%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	247	45,226
PHILIPPINES - 0.9%
Industrials - 0.7%
Transportation Infrastructure - 0.7%
International Container Terminal Services Inc	7,650	45,640
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Ayala Land Inc	36,075	13,715
TOTAL PHILIPPINES		59,355
POLAND - 0.9%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Allegro.eu SA (a)(b)(c)	2,500	18,447
Financials - 0.6%
Banks - 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	2,168	35,678
TOTAL POLAND		54,125
SAUDI ARABIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Al Rajhi Bank	2,365	62,424
Alinma Bank	1,189	9,463
Saudi National Bank/The	1,323	12,064

TOTAL SAUDI ARABIA		83,951
SINGAPORE - 0.8%
Communication Services - 0.8%
Entertainment - 0.8%
Sea Ltd Class A ADR (a)	416	50,665
SOUTH AFRICA - 5.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	2,594	15,911
Consumer Discretionary - 1.5%
Broadline Retail - 1.0%
Naspers Ltd Class N	296	62,406
Specialty Retail - 0.5%
Pepkor Holdings Ltd (b)(c)	23,790	32,788
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Shoprite Holdings Ltd	3,771	57,562
Financials - 1.7%
Banks - 1.3%
Absa Group Ltd	1,318	13,074
Capitec Bank Holdings Ltd	264	42,034
Standard Bank Group Ltd	2,092	24,387
		79,495
Financial Services - 0.4%
FirstRand Ltd	6,727	27,369
TOTAL FINANCIALS		106,864

Materials - 0.9%
Metals & Mining - 0.9%
Impala Platinum Holdings Ltd (a)	6,725	36,911
Northam Platinum Holdings Ltd	2,573	17,395
		54,306
TOTAL SOUTH AFRICA		329,837
TAIWAN - 17.5%
Financials - 0.6%
Banks - 0.2%
E.Sun Financial Holding Co Ltd	18,194	15,238
Financial Services - 0.4%
Chailease Holding Co Ltd	5,767	19,984
TOTAL FINANCIALS		35,222

Information Technology - 16.9%
Electronic Equipment, Instruments & Components - 2.0%
Chroma ATE Inc	1,089	12,179
E Ink Holdings Inc	1,967	16,396
Hon Hai Precision Industry Co Ltd	16,164	85,714
Yageo Corp	558	8,994
		123,283
Semiconductors & Semiconductor Equipment - 14.9%
Alchip Technologies Ltd	190	17,554
eMemory Technology Inc	570	55,870
MediaTek Inc	2,399	103,176
Taiwan Semiconductor Manufacturing Co Ltd	22,911	759,333
		935,933
TOTAL INFORMATION TECHNOLOGY		1,059,216

TOTAL TAIWAN		1,094,438
THAILAND - 0.2%
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Bumrungrad Hospital Pcl	2,139	11,356
UNITED ARAB EMIRATES - 1.2%
Energy - 0.8%
Energy Equipment & Services - 0.8%
ADNOC Drilling Co PJSC	34,525	50,758
Financials - 0.4%
Banks - 0.4%
Abu Dhabi Commercial Bank PJSC	8,040	26,223
TOTAL UNITED ARAB EMIRATES		76,981
UNITED KINGDOM - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Anglogold Ashanti Plc	1,051	31,751
TOTAL COMMON STOCKS (Cost $5,635,806)		6,134,004

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $90,721)	4.37	90,703	90,722

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $5,726,527)	6,224,726
NET OTHER ASSETS (LIABILITIES) - 1.0%	59,943
NET ASSETS - 100.0%	6,284,669

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $462,961 or 7.4% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $492,062 or 7.8% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	323,002	523,285	755,565	2,902	-	-	90,722	90,703	0.0%
Total	323,002	523,285	755,565	2,902	-	-	90,722	90,703

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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